Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Baidu
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 1,243	$ 170	¥ 4,389
Amounts due to related parties		2,131,649	292,035	2,027,194
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due to related parties		50,000	6,850	50,000
PAG
Related Party Transaction [Line Items]
Interest receivable from related parties	$ 522,500	¥ 3,813,900	522,500		$ 200,000
Interest rate	6.00%	6.00%
Related parties due date		Jul. 01, 2024
PAG | Loans
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 41,010	$ 5,618	¥ 1,437,044